Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables - Text Details (Detail) [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 215	€ 318	€ 301
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		28	41	76
Utilisation, allowance account for credit losses of financial assets	[1]	(28)	(36)	(64)
Transfer to assets classified as held for sale			(92)
Increase (decrease) through other changes, allowance account for credit losses of financial assets		(21)	(16)	5
Allowance account for credit losses of financial assets at end of period		€ 194	€ 215	€ 318

[1]	Write-offs for which an allowance was previously provided.